Summary of Significant Accounting Policies: - Risk Insurance Reserves (Details) - Hman Group holdings Inc and subsidiaries $ in Thousands	Dec. 26, 2020 USD ($)
Self Insurance Reserve, Liability Per occurrence	$ 250
Self Insurance Reserve, General Liability Per Occurrence	$ 500